Supplement to the
Gold Portfolio
Class A, Class T, Class B and Class C
April 29, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

Effective April 1, 2017, the supplemental index for Gold Portfolio has changed from S&P® Global BMI Gold Capped Index to S&P® Global BMI Gold Capped 20/45 Index.

Effective December 12, 2016, the redemption fee has been removed.

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Gold Portfolio's fundamental “invests primarily” policy and to modify Gold Portfolio’s fundamental concentration policy. A meeting of the shareholders of the fund will be held during the second quarter of 2017, to vote on these proposals. If approved by shareholders, the fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, the fundamental concentration policy for Gold Portfolio will be modified to tie to certain specified industries. If approved, the changes will take effect on July 1, 2017 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

AGLD-17-02 1.847523.119	March 1, 2017

Supplement to the
Telecommunications Portfolio
Class A, Class T, Class B and Class C
April 29, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

Effective December 12, 2016, the redemption fee has been removed.

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Telecommunications Portfolio's fundamental “invests primarily” policy and to modify Telecommunications Portfolio's fundamental concentration policy. A meeting of the shareholders of the fund will be held during the second quarter of 2017, to vote on these proposals. If approved by shareholders, the fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, the fundamental concentration policy for Telecommunications Portfolio will be modified to tie to certain specified industries. If approved, the changes will take effect on July 1, 2017 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

ATLC-17-02 1.845214.120	March 1, 2017

Supplement to the
Consumer Staples Portfolio
Class A, Class T, Class B and Class C
April 29, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

Effective December 12, 2016, the redemption fee has been removed.

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Consumer Staples Portfolio’s fundamental “invests primarily” policy. A meeting of the shareholders of the fund will be held during the second quarter of 2017, to vote on these proposals. If approved by shareholders, the fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. If approved, the changes will take effect on July 1, 2017 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

ACSF-17-02 1.847521.117	March 1, 2017

Supplement to the
Fidelity® International Real Estate Fund
Class A, Class T, Class C and Class I
September 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AIRE-AIREIB-17-01 1.881503.108	March 1, 2017

Supplement to the
Fidelity® International Real Estate Fund
Class A, Class T, Class C and Class I
September 29, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

AIRE-17-01 1.855555.116	March 1, 2017

Supplement to the
Materials Portfolio
Class A, Class T, Class B and Class C
April 29, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

Effective December 12, 2016, the redemption fee has been removed.

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Materials Portfolio’s fundamental “invests primarily” policy. A meeting of the shareholders of the fund will be held during the second quarter of 2017, to vote on these proposals. If approved by shareholders, the fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. If approved, the changes will take effect on July 1, 2017 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

AMF-17-02 1.847525.118	March 1, 2017

Supplement to the
Consumer Staples Portfolio, Gold Portfolio, Materials Portfolio and Telecommunications Portfolio
Class A, Class T, Class B, Class C and Class I
April 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

FASFB-17-01 1.848947.114	March 1, 2017